Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.2%
Aptiv plc *	9,273	1,381,399
BorgWarner, Inc.	8,211	354,797
Ford Motor Co. *	134,506	1,904,605
General Motors Co. *	49,764	2,623,060
Tesla, Inc. *	27,816	21,570,752
		27,834,613

Banks 4.4%
Bank of America Corp.	253,856	10,776,187
Citigroup, Inc.	69,475	4,875,756
Citizens Financial Group, Inc.	14,589	685,391
Comerica, Inc.	4,598	370,139
Fifth Third Bancorp	23,676	1,004,809
First Republic Bank	6,046	1,166,153
Huntington Bancshares, Inc.	50,598	782,245
JPMorgan Chase & Co.	102,438	16,768,076
KeyCorp	32,757	708,206
M&T Bank Corp.	4,408	658,291
People's United Financial, Inc.	14,826	259,010
Regions Financial Corp.	32,687	696,560
SVB Financial Group *	2,011	1,300,876
The PNC Financial Services Group, Inc.	14,572	2,850,866
Truist Financial Corp.	45,769	2,684,352
U.S. Bancorp	46,260	2,749,694
Wells Fargo & Co.	140,770	6,533,136
Zions Bancorp NA	5,506	340,766
		55,210,513

Capital Goods 5.4%
3M Co.	19,835	3,479,456
A.O. Smith Corp.	4,513	275,609
Allegion plc	3,073	406,189
AMETEK, Inc.	7,925	982,779
Carrier Global Corp.	29,750	1,539,860
Caterpillar, Inc.	18,768	3,602,893
Cummins, Inc.	4,923	1,105,509
Deere & Co.	9,731	3,260,566
Dover Corp.	4,935	767,392
Eaton Corp. plc	13,665	2,040,321
Emerson Electric Co.	20,495	1,930,629
Fastenal Co.	19,703	1,016,872
Fortive Corp.	12,285	866,952
Fortune Brands Home & Security, Inc.	4,724	422,420
Generac Holdings, Inc. *	2,164	884,362
General Dynamics Corp.	7,953	1,559,027
General Electric Co.	37,628	3,876,813
Honeywell International, Inc.	23,666	5,023,818
Howmet Aerospace, Inc.	13,308	415,210
Huntington Ingalls Industries, Inc.	1,388	267,967
IDEX Corp.	2,605	539,105
Illinois Tool Works, Inc.	9,827	2,030,553
SECURITY	NUMBER OF SHARES	VALUE ($)
Ingersoll Rand, Inc. *	13,891	700,245
Johnson Controls International plc	24,423	1,662,718
L3Harris Technologies, Inc.	6,886	1,516,573
Lockheed Martin Corp.	8,447	2,915,060
Masco Corp.	8,482	471,175
Northrop Grumman Corp.	5,158	1,857,654
Otis Worldwide Corp.	14,629	1,203,674
PACCAR, Inc.	11,900	939,148
Parker-Hannifin Corp.	4,424	1,237,039
Pentair plc	5,681	412,611
Quanta Services, Inc.	4,787	544,856
Raytheon Technologies Corp.	51,690	4,443,272
Rockwell Automation, Inc.	3,977	1,169,397
Roper Technologies, Inc.	3,614	1,612,314
Snap-on, Inc.	1,848	386,140
Stanley Black & Decker, Inc.	5,587	979,457
Textron, Inc.	7,676	535,862
The Boeing Co. *	18,886	4,153,787
Trane Technologies plc	8,147	1,406,579
TransDigm Group, Inc. *	1,794	1,120,479
United Rentals, Inc. *	2,481	870,657
W.W. Grainger, Inc.	1,500	589,590
Westinghouse Air Brake Technologies Corp.	6,477	558,382
Xylem, Inc.	6,177	763,971
		68,344,942

Commercial & Professional Services 0.9%
Cintas Corp.	3,000	1,141,980
Copart, Inc. *	7,298	1,012,379
Equifax, Inc.	4,176	1,058,282
IHS Markit Ltd.	13,663	1,593,379
Jacobs Engineering Group, Inc.	4,464	591,614
Leidos Holdings, Inc.	4,855	466,711
Nielsen Holdings plc	12,395	237,860
Republic Services, Inc.	7,199	864,312
Robert Half International, Inc.	3,846	385,869
Rollins, Inc.	7,820	276,281
Verisk Analytics, Inc.	5,530	1,107,493
Waste Management, Inc.	13,278	1,983,202
		10,719,362

Consumer Durables & Apparel 1.1%
D.R. Horton, Inc.	11,175	938,365
Garmin Ltd.	5,210	809,947
Hanesbrands, Inc.	11,807	202,608
Hasbro, Inc.	4,446	396,672
Leggett & Platt, Inc.	4,515	202,453
Lennar Corp., Class A	9,417	882,184
Mohawk Industries, Inc. *	1,928	342,027
Newell Brands, Inc.	12,976	287,289
NIKE, Inc., Class B	43,816	6,363,398
NVR, Inc. *	115	551,319
PulteGroup, Inc.	8,889	408,183
PVH Corp. *	2,459	252,761

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ralph Lauren Corp.	1,639	181,994
Tapestry, Inc.	9,590	355,022
Under Armour, Inc., Class A *	6,523	131,634
Under Armour, Inc., Class C *	7,047	123,463
VF Corp.	11,176	748,680
Whirlpool Corp.	2,151	438,503
		13,616,502

Consumer Services 2.1%
Booking Holdings, Inc. *	1,408	3,342,409
Caesars Entertainment, Inc. *	7,316	821,440
Carnival Corp. *	27,373	684,599
Chipotle Mexican Grill, Inc. *	963	1,750,272
Darden Restaurants, Inc.	4,465	676,313
Domino's Pizza, Inc.	1,262	601,923
Expedia Group, Inc. *	4,980	816,222
Hilton Worldwide Holdings, Inc. *	9,552	1,261,915
Las Vegas Sands Corp. *	11,795	431,697
Marriott International Inc., Class A *	9,376	1,388,492
McDonald's Corp.	25,600	6,172,416
MGM Resorts International	13,707	591,457
Norwegian Cruise Line Holdings Ltd. *	12,679	338,656
Penn National Gaming, Inc. *	5,386	390,270
Royal Caribbean Cruises Ltd. *	7,683	683,403
Starbucks Corp.	40,419	4,458,620
Wynn Resorts Ltd. *	3,605	305,524
Yum! Brands, Inc.	10,132	1,239,245
		25,954,873

Diversified Financials 5.0%
American Express Co.	22,060	3,695,712
Ameriprise Financial, Inc.	3,902	1,030,596
Berkshire Hathaway, Inc., Class B *	63,547	17,344,518
BlackRock, Inc.	4,905	4,113,627
Capital One Financial Corp.	15,292	2,476,845
Cboe Global Markets, Inc.	3,654	452,584
CME Group, Inc.	12,313	2,381,088
Discover Financial Services	10,265	1,261,055
Franklin Resources, Inc.	9,723	288,968
Intercontinental Exchange, Inc.	19,309	2,217,059
Invesco Ltd.	11,800	284,498
MarketAxess Holdings, Inc.	1,305	549,001
Moody's Corp.	5,554	1,972,281
Morgan Stanley	50,041	4,869,490
MSCI, Inc.	2,826	1,719,169
Nasdaq, Inc.	4,014	774,782
Northern Trust Corp.	7,149	770,734
Raymond James Financial, Inc.	6,350	585,978
S&P Global, Inc.	8,262	3,510,441
State Street Corp.	12,537	1,062,135
Synchrony Financial	19,526	954,431
T. Rowe Price Group, Inc.	7,782	1,530,719
The Bank of New York Mellon Corp.	27,230	1,411,603
The Charles Schwab Corp. (a)	51,302	3,736,838
The Goldman Sachs Group, Inc.	11,556	4,368,515
		63,362,667

Energy 2.7%
APA Corp.	13,060	279,876
Baker Hughes Co.	28,393	702,159
Cabot Oil & Gas Corp.	13,832	300,984
Chevron Corp.	66,290	6,725,120
ConocoPhillips	45,900	3,110,643
Devon Energy Corp.	21,576	766,164
Diamondback Energy, Inc.	5,832	552,115
EOG Resources, Inc.	20,013	1,606,444
SECURITY	NUMBER OF SHARES	VALUE ($)
Exxon Mobil Corp.	145,125	8,536,252
Halliburton Co.	30,510	659,626
Hess Corp.	9,446	737,827
Kinder Morgan, Inc.	66,793	1,117,447
Marathon Oil Corp.	27,000	369,090
Marathon Petroleum Corp.	21,871	1,351,847
Occidental Petroleum Corp.	30,403	899,321
ONEOK, Inc.	15,274	885,739
Phillips 66	15,010	1,051,150
Pioneer Natural Resources Co.	7,776	1,294,782
Schlumberger N.V.	47,945	1,421,090
The Williams Cos., Inc.	41,631	1,079,908
Valero Energy Corp.	14,010	988,686
		34,436,270

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	15,155	6,809,899
Sysco Corp.	17,535	1,376,497
The Kroger Co.	23,310	942,423
Walgreens Boots Alliance, Inc.	24,611	1,157,948
Walmart, Inc.	48,994	6,828,784
		17,115,551

Food, Beverage & Tobacco 2.9%
Altria Group, Inc.	63,213	2,877,456
Archer-Daniels-Midland Co.	19,174	1,150,632
Brown-Forman Corp., Class B	6,221	416,869
Campbell Soup Co.	6,983	291,959
Conagra Brands, Inc.	16,436	556,687
Constellation Brands, Inc., Class A	5,768	1,215,260
General Mills, Inc.	20,778	1,242,940
Hormel Foods Corp.	9,663	396,183
Kellogg Co.	8,756	559,683
Lamb Weston Holdings, Inc.	5,016	307,832
McCormick & Co, Inc.	8,539	691,915
Molson Coors Beverage Co., Class B	6,458	299,522
Mondelez International, Inc., Class A	47,908	2,787,287
Monster Beverage Corp. *	12,879	1,144,042
PepsiCo, Inc.	47,387	7,127,479
Philip Morris International, Inc.	53,429	5,064,535
The Coca-Cola Co.	133,193	6,988,637
The Hershey Co.	4,980	842,865
The JM Smucker Co.	3,728	447,472
The Kraft Heinz Co.	23,061	849,106
Tyson Foods, Inc., Class A	10,104	797,610
		36,055,971

Health Care Equipment & Services 6.3%
Abbott Laboratories	60,773	7,179,114
ABIOMED, Inc. *	1,555	506,184
Align Technology, Inc. *	2,519	1,676,218
AmerisourceBergen Corp.	5,127	612,420
Anthem, Inc.	8,357	3,115,490
Baxter International, Inc.	17,133	1,378,007
Becton, Dickinson & Co.	9,844	2,419,852
Boston Scientific Corp. *	48,807	2,117,736
Cardinal Health, Inc.	9,953	492,275
Centene Corp. *	19,984	1,245,203
Cerner Corp.	10,128	714,227
Cigna Corp.	11,657	2,333,265
CVS Health Corp.	45,232	3,838,388
Danaher Corp.	21,781	6,631,008
DaVita, Inc. *	2,323	270,072
DENTSPLY SIRONA, Inc.	7,533	437,291
DexCom, Inc. *	3,317	1,813,935
Edwards Lifesciences Corp. *	21,368	2,419,071

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	8,449	2,050,741
Henry Schein, Inc. *	4,800	365,568
Hologic, Inc. *	8,685	641,040
Humana, Inc.	4,404	1,713,817
IDEXX Laboratories, Inc. *	2,916	1,813,460
Intuitive Surgical, Inc. *	4,076	4,052,155
Laboratory Corp. of America Holdings *	3,313	932,411
McKesson Corp.	5,301	1,056,913
Medtronic plc	46,069	5,774,749
Quest Diagnostics, Inc.	4,183	607,832
ResMed, Inc.	4,988	1,314,587
STERIS plc	3,419	698,433
Stryker Corp.	11,505	3,034,099
Teleflex, Inc.	1,603	603,610
The Cooper Cos., Inc.	1,687	697,254
UnitedHealth Group, Inc.	32,323	12,629,889
Universal Health Services, Inc., Class B	2,612	361,422
West Pharmaceutical Services, Inc.	2,536	1,076,633
Zimmer Biomet Holdings, Inc.	7,157	1,047,499
		79,671,868

Household & Personal Products 1.5%
Church & Dwight Co., Inc.	8,418	695,074
Colgate-Palmolive Co.	28,907	2,184,791
Kimberly-Clark Corp.	11,539	1,528,225
The Clorox Co.	4,208	696,887
The Estee Lauder Cos., Inc., Class A	7,950	2,384,444
The Procter & Gamble Co.	83,220	11,634,156
		19,123,577

Insurance 1.9%
Aflac, Inc.	21,143	1,102,185
American International Group, Inc.	29,316	1,609,155
Aon PLC, Class A	7,738	2,211,288
Arthur J. Gallagher & Co.	7,085	1,053,185
Assurant, Inc.	2,027	319,759
Brown & Brown, Inc.	8,054	446,594
Chubb Ltd.	15,041	2,609,313
Cincinnati Financial Corp.	5,142	587,319
Everest Re Group Ltd.	1,368	343,067
Globe Life, Inc.	3,187	283,739
Lincoln National Corp.	6,089	418,619
Loews Corp.	7,010	378,049
Marsh & McLennan Cos., Inc.	17,366	2,629,733
MetLife, Inc.	24,965	1,541,089
Principal Financial Group, Inc.	8,546	550,362
Prudential Financial, Inc.	13,256	1,394,531
The Allstate Corp.	10,134	1,290,160
The Hartford Financial Services Group, Inc.	11,900	835,975
The Progressive Corp.	20,059	1,813,133
The Travelers Cos., Inc.	8,552	1,299,990
W.R. Berkley Corp.	4,798	351,118
Willis Towers Watson plc	4,423	1,028,171
		24,096,534

Materials 2.5%
Air Products & Chemicals, Inc.	7,589	1,943,619
Albemarle Corp.	4,010	878,070
Amcor plc	52,895	613,053
Avery Dennison Corp.	2,847	589,927
Ball Corp.	11,202	1,007,844
Celanese Corp.	3,807	573,486
CF Industries Holdings, Inc.	7,328	409,049
Corteva, Inc.	25,174	1,059,322
Dow, Inc.	25,572	1,471,924
SECURITY	NUMBER OF SHARES	VALUE ($)
DuPont de Nemours, Inc.	17,934	1,219,333
Eastman Chemical Co.	4,654	468,844
Ecolab, Inc.	8,534	1,780,363
FMC Corp.	4,409	403,688
Freeport-McMoRan, Inc.	50,325	1,637,072
International Flavors & Fragrances, Inc.	8,539	1,141,835
International Paper Co.	13,416	750,223
Linde plc	17,705	5,194,293
LyondellBasell Industries N.V., Class A	9,061	850,375
Martin Marietta Materials, Inc.	2,138	730,512
Newmont Corp.	27,393	1,487,440
Nucor Corp.	10,068	991,597
Packaging Corp. of America	3,233	444,344
PPG Industries, Inc.	8,138	1,163,815
Sealed Air Corp.	5,109	279,922
The Mosaic Co.	11,849	423,246
The Sherwin-Williams Co.	8,305	2,323,158
Vulcan Materials Co.	4,547	769,170
WestRock Co.	9,159	456,393
		31,061,917

Media & Entertainment 9.9%
Activision Blizzard, Inc.	26,658	2,063,063
Alphabet, Inc., Class A *	10,321	27,593,400
Alphabet, Inc., Class C *	9,658	25,741,564
Charter Communications, Inc., Class A *	4,348	3,163,431
Comcast Corp., Class A	157,017	8,781,961
Discovery, Inc., Class A *	5,907	149,920
Discovery, Inc., Class C *	10,332	250,758
DISH Network Corp., Class A *	8,484	368,715
Electronic Arts, Inc.	9,754	1,387,506
Facebook, Inc., Class A *	81,718	27,734,272
Fox Corp., Class A	11,086	444,659
Fox Corp., Class B	5,100	189,312
Live Nation Entertainment, Inc. *	4,521	411,999
Match Group, Inc. *	9,488	1,489,521
Netflix, Inc. *	15,172	9,260,078
News Corp., Class A	13,411	315,561
News Corp., Class B	4,175	96,985
Omnicom Group, Inc.	7,344	532,146
Take-Two Interactive Software, Inc. *	3,992	615,047
The Interpublic Group of Cos., Inc.	13,496	494,898
The Walt Disney Co. *	62,292	10,537,938
Twitter, Inc. *	27,353	1,651,848
ViacomCBS, Inc., Class B	20,767	820,504
		124,095,086

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	60,579	6,534,657
Agilent Technologies, Inc.	10,403	1,638,785
Amgen, Inc.	19,466	4,139,445
Biogen, Inc. *	5,109	1,445,796
Bio-Rad Laboratories, Inc., Class A *	737	549,765
Bio-Techne Corp.	1,333	645,932
Bristol-Myers Squibb Co.	76,172	4,507,097
Catalent, Inc. *	5,838	776,863
Charles River Laboratories International, Inc. *	1,727	712,681
Eli Lilly & Co.	27,217	6,288,488
Gilead Sciences, Inc.	42,979	3,002,083
Illumina, Inc. *	5,029	2,039,813
Incyte Corp. *	6,451	443,700
IQVIA Holdings, Inc. *	6,569	1,573,538
Johnson & Johnson	90,243	14,574,244
Merck & Co., Inc.	86,774	6,517,595
Mettler-Toledo International, Inc. *	792	1,090,869
Moderna, Inc. *	12,038	4,632,945

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Organon & Co.	8,734	286,388
PerkinElmer, Inc.	3,843	665,953
Pfizer, Inc.	192,197	8,266,393
Regeneron Pharmaceuticals, Inc. *	3,603	2,180,463
Thermo Fisher Scientific, Inc.	13,487	7,705,528
Vertex Pharmaceuticals, Inc. *	8,893	1,613,101
Viatris, Inc.	41,432	561,404
Waters Corp. *	2,103	751,402
Zoetis, Inc.	16,245	3,153,804
		86,298,732

Real Estate 2.6%
Alexandria Real Estate Equities, Inc.	4,753	908,156
American Tower Corp.	15,602	4,140,927
AvalonBay Communities, Inc.	4,786	1,060,769
Boston Properties, Inc.	4,868	527,448
CBRE Group, Inc., Class A *	11,511	1,120,711
Crown Castle International Corp.	14,817	2,568,082
Digital Realty Trust, Inc.	9,688	1,399,432
Duke Realty Corp.	12,955	620,156
Equinix, Inc.	3,077	2,431,230
Equity Residential	11,683	945,388
Essex Property Trust, Inc.	2,230	713,020
Extra Space Storage, Inc.	4,586	770,402
Federal Realty Investment Trust	2,380	280,816
Healthpeak Properties, Inc.	18,457	617,940
Host Hotels & Resorts, Inc. *	24,463	399,481
Iron Mountain, Inc.	9,962	432,849
Kimco Realty Corp.	21,045	436,684
Mid-America Apartment Communities, Inc.	3,976	742,518
Prologis, Inc.	25,345	3,179,023
Public Storage	5,226	1,552,645
Realty Income Corp.	13,338	865,103
Regency Centers Corp.	5,264	354,425
SBA Communications Corp.	3,754	1,240,960
Simon Property Group, Inc.	11,263	1,463,852
UDR, Inc.	9,571	507,071
Ventas, Inc.	13,485	744,507
Vornado Realty Trust	5,461	229,417
Welltower, Inc.	14,486	1,193,646
Weyerhaeuser Co.	25,703	914,256
		32,360,914

Retailing 7.0%
Advance Auto Parts, Inc.	2,242	468,331
Amazon.com, Inc. *	14,930	49,045,647
AutoZone, Inc. *	739	1,254,815
Bath & Body Works, Inc.	9,078	572,186
Best Buy Co., Inc.	7,728	816,927
CarMax, Inc. *	5,586	714,785
Dollar General Corp.	8,097	1,717,698
Dollar Tree, Inc. *	7,951	761,070
eBay, Inc.	22,284	1,552,526
Etsy, Inc. *	4,339	902,338
Genuine Parts Co.	4,909	595,118
LKQ Corp. *	9,263	466,114
Lowe's Cos., Inc.	24,232	4,915,704
O'Reilly Automotive, Inc. *	2,363	1,443,935
Pool Corp.	1,374	596,879
Ross Stores, Inc.	12,244	1,332,759
Target Corp.	16,960	3,879,939
The Gap, Inc.	7,320	166,164
The Home Depot, Inc.	36,449	11,964,749
The TJX Cos., Inc.	41,361	2,728,999
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	3,920	794,231
Ulta Beauty, Inc. *	1,877	677,447
		87,368,361

Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices, Inc. *	41,579	4,278,479
Analog Devices, Inc.	18,438	3,087,996
Applied Materials, Inc.	31,333	4,033,497
Broadcom, Inc.	14,064	6,820,056
Enphase Energy, Inc. *	4,615	692,112
Intel Corp.	139,077	7,410,023
KLA Corp.	5,236	1,751,494
Lam Research Corp.	4,885	2,780,298
Microchip Technology, Inc.	9,395	1,442,039
Micron Technology, Inc.	38,589	2,739,047
Monolithic Power Systems, Inc.	1,480	717,326
NVIDIA Corp.	85,427	17,697,057
NXP Semiconductors N.V.	9,089	1,780,262
Qorvo, Inc. *	3,809	636,827
QUALCOMM, Inc.	38,668	4,987,399
Skyworks Solutions, Inc.	5,661	932,820
Teradyne, Inc.	5,655	617,356
Texas Instruments, Inc.	31,650	6,083,446
Xilinx, Inc.	8,484	1,280,999
		69,768,533

Software & Services 14.1%
Accenture plc, Class A	21,740	6,955,061
Adobe, Inc. *	16,331	9,402,083
Akamai Technologies, Inc. *	5,586	584,240
ANSYS, Inc. *	2,991	1,018,286
Autodesk, Inc. *	7,542	2,150,752
Automatic Data Processing, Inc.	14,505	2,899,840
Broadridge Financial Solutions, Inc.	3,981	663,394
Cadence Design Systems, Inc. *	9,488	1,436,863
Ceridian HCM Holding, Inc. *	4,621	520,417
Citrix Systems, Inc.	4,280	459,544
Cognizant Technology Solutions Corp., Class A	18,018	1,337,116
DXC Technology Co. *	8,550	287,365
Fidelity National Information Services, Inc.	21,174	2,576,452
Fiserv, Inc. *	20,431	2,216,763
FleetCor Technologies, Inc. *	2,831	739,655
Fortinet, Inc. *	4,647	1,357,110
Gartner, Inc. *	2,867	871,224
Global Payments, Inc.	10,069	1,586,673
International Business Machines Corp.	30,727	4,268,902
Intuit, Inc.	9,367	5,053,590
Jack Henry & Associates, Inc.	2,529	414,908
Mastercard, Inc., Class A	29,864	10,383,116
Microsoft Corp.	257,614	72,626,539
NortonLifeLock, Inc.	19,943	504,558
Oracle Corp.	56,467	4,919,970
Paychex, Inc.	10,980	1,234,701
Paycom Software, Inc. *	1,648	816,996
PayPal Holdings, Inc. *	40,281	10,481,519
PTC, Inc. *	3,632	435,077
salesforce.com, Inc. *	33,304	9,032,711
ServiceNow, Inc. *	6,791	4,225,836
Synopsys, Inc. *	5,230	1,565,914
The Western Union Co.	14,058	284,253
Tyler Technologies, Inc. *	1,399	641,651
VeriSign, Inc. *	3,335	683,708
Visa, Inc., Class A	57,854	12,886,978
		177,523,765

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	20,506	1,501,654
Apple Inc.	538,328	76,173,412
Arista Networks, Inc. *	1,919	659,445
CDW Corp.	4,713	857,860
Cisco Systems, Inc.	144,456	7,862,740
Corning, Inc.	26,349	961,475
F5 Networks, Inc. *	2,073	412,071
Hewlett Packard Enterprise Co.	44,726	637,346
HP, Inc.	41,179	1,126,657
IPG Photonics Corp. *	1,216	192,614
Juniper Networks, Inc.	11,232	309,105
Keysight Technologies, Inc. *	6,316	1,037,656
Motorola Solutions, Inc.	5,802	1,347,921
NetApp, Inc.	7,676	688,998
Seagate Technology Holdings plc	7,177	592,246
TE Connectivity Ltd.	11,245	1,543,039
Teledyne Technologies, Inc. *	1,597	686,039
Trimble, Inc. *	8,627	709,571
Western Digital Corp. *	10,503	592,789
Zebra Technologies Corp., Class A *	1,831	943,734
		98,836,372

Telecommunication Services 1.4%
AT&T, Inc.	244,777	6,611,427
Lumen Technologies, Inc.	33,869	419,637
T-Mobile US, Inc. *	20,109	2,569,126
Verizon Communications, Inc.	141,932	7,665,747
		17,265,937

Transportation 1.7%
Alaska Air Group, Inc. *	4,310	252,566
American Airlines Group, Inc. *	22,229	456,139
C.H. Robinson Worldwide, Inc.	4,529	394,023
CSX Corp.	77,282	2,298,367
Delta Air Lines, Inc. *	21,897	933,031
Expeditors International of Washington, Inc.	5,822	693,575
FedEx Corp.	8,430	1,848,615
JB Hunt Transport Services, Inc.	2,883	482,095
Kansas City Southern	3,118	843,855
Norfolk Southern Corp.	8,466	2,025,490
Old Dominion Freight Line, Inc.	3,216	919,712
Southwest Airlines Co. *	20,267	1,042,332
Union Pacific Corp.	22,355	4,381,804
United Airlines Holdings, Inc. *	11,125	529,216
United Parcel Service, Inc., Class B	24,967	4,546,491
		21,647,311

Utilities 2.4%
Alliant Energy Corp.	8,608	481,876
Ameren Corp.	8,816	714,096
American Electric Power Co., Inc.	17,139	1,391,344
American Water Works Co., Inc.	6,224	1,052,105
SECURITY	NUMBER OF SHARES	VALUE ($)
Atmos Energy Corp.	4,454	392,843
CenterPoint Energy, Inc.	20,295	499,257
CMS Energy Corp.	9,928	592,999
Consolidated Edison, Inc.	12,110	879,065
Dominion Energy, Inc.	27,723	2,024,333
DTE Energy Co.	6,641	741,866
Duke Energy Corp.	26,371	2,573,546
Edison International	13,016	721,998
Entergy Corp.	6,885	683,749
Evergy, Inc.	7,891	490,820
Eversource Energy	11,778	962,969
Exelon Corp.	33,518	1,620,260
FirstEnergy Corp.	18,652	664,384
NextEra Energy, Inc.	67,251	5,280,548
NiSource, Inc.	13,426	325,312
NRG Energy, Inc.	8,385	342,360
Pinnacle West Capital Corp.	3,877	280,540
PPL Corp.	26,370	735,196
Public Service Enterprise Group, Inc.	17,337	1,055,823
Sempra Energy	10,949	1,385,049
The AES Corp.	22,896	522,716
The Southern Co.	36,291	2,248,953
WEC Energy Group, Inc.	10,818	954,148
Xcel Energy, Inc.	18,448	1,153,000
		30,771,155
Total Common Stocks (Cost $682,279,622)		1,252,541,326

ISSUER	FACE AMOUNT ($)	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Time Deposits 0.1%
National Australia Bank Ltd.
0.01%, 10/01/21 (b)	1,257,572	1,257,572
Total Short-Term Investments (Cost $1,257,572)		1,257,572
Total Investments in Securities (Cost $683,537,194)		1,253,798,898

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/17/21	10	2,148,875	(67,342)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	The rate shown is the current daily overnight rate.

Schwab S&P 500 Index Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended September 30, 2021:
	VALUE AT 12/31/20	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/21	BALANCE OF SHARES HELD AT 9/30/21	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Diversified Financials 0.3%
The Charles Schwab Corp.	$2,340,814	$797,569	($307,348)	$44,156	$861,647	$3,736,838	51,302	$25,811

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2021:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,252,541,326	$—	$—	$1,252,541,326
Short-Term Investments[1]	—	1,257,572	—	1,257,572
Liabilities
Futures Contracts[2]	(67,342)	—	—	(67,342)
Total	$1,252,473,984	$1,257,572	$—	$1,253,731,556

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab S&P 500 Index Portfolio
Notes to Portfolio Holdings (Unaudited)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1 quoted prices in active markets for identical securities— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts.
•  Level 2 other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)— Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3 significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)— Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG47715SEP21